Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Variable Insurance Funds
Entity Central Index Key	0001068663
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000168427
Shareholder Report [Line Items]
Fund Name	Victory 500 Index VIP Series
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory 500 Index VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 94,579,000
Holdings Count | Holding	512
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$94,579
Number of Holdings	512
Portfolio Turnover	1%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Utilities	2.2%
Energy	3.7%
Consumer Staples	5.7%
Industrials	8.2%
Communication Services	9.4%
Consumer Discretionary	9.7%
Health Care	11.6%
Financials	12.2%
Information Technology	32.6%

C000168426
Shareholder Report [Line Items]
Fund Name	Victory High Yield VIP Series
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory High Yield VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 20,028,000
Holdings Count | Holding	113
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$20,028
Number of Holdings	113
Portfolio Turnover	32%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.8%
Senior Secured Loans	17.6%
Yankee Dollars	15.6%

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

C000168422
Shareholder Report [Line Items]
Fund Name	Victory RS International VIP Series
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS International VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 114,674,000
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$114,674
Number of Holdings	81
Portfolio Turnover	9%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.7%
Communication Services	3.5%
Energy	4.0%
Materials	6.7%
Consumer Staples	9.3%
Information Technology	10.0%
Consumer Discretionary	11.1%
Health Care	13.6%
Industrials	15.3%
Financials	18.8%

C000168420
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha VIP Series
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 815,159,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$815,159
Number of Holdings	51
Portfolio Turnover	10%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.9%
Materials	3.0%
Utilities	3.2%
Communication Services	7.2%
Consumer Staples	7.4%
Energy	8.0%
Information Technology	10.9%
Industrials	15.5%
Health Care	17.1%
Financials	20.4%

C000168421
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Equity VIP Series
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Equity VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 71,110,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$71,110
Number of Holdings	109
Portfolio Turnover	61%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Consumer Staples	2.9%
Energy	3.9%
Financials	8.8%
Consumer Discretionary	12.0%
Industrials	21.6%
Information Technology	22.4%
Health Care	23.0%

C000168423
Shareholder Report [Line Items]
Fund Name	Victory Sophus Emerging Markets VIP Series
Class Name	Class I
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sophus Emerging Markets VIP Series (the "Fund") for the period of January 1, 2024 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$71	1.35%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 25,926,000
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,926
Number of Holdings	121
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.8%
Utilities	3.1%
Energy	3.7%
Health Care	3.9%
Materials	6.8%
Communication Services	8.3%
Industrials	9.8%
Consumer Discretionary	15.6%
Financials	19.7%
Information Technology	23.2%